UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.8%
Communications - 2.2%
23,400	Rogers Communications, Inc.	1,194,804
71,700	Verizon Communications, Inc.	3,524,055

		4,718,859

Consumer Durables - 1.2%
12,200	Polaris Industries, Inc.	1,128,378
16,500	Tupperware Brands Corp.	1,348,710

		2,477,088

Consumer Non-Durables - 9.9%
108,500	Coca-Cola Co.	4,387,740
38,800	General Mills, Inc.	1,913,228
7,700	Michael Kors Holdings, Ltd. *	437,283
38,900	NIKE, Inc.	2,295,489
59,000	PepsiCo, Inc.	4,667,490
44,700	Philip Morris International, Inc.	4,144,137
41,800	Procter & Gamble Co.	3,221,108

		21,066,475

Consumer Services - 3.9%
35,700	McDonald’s Corp.	3,558,933
21,100	News Corp.	643,972
24,100	Visa, Inc.	4,093,144

		8,296,049

Electronic Technology - 15.7%
21,475	Apple, Inc.	9,505,479
89,900	Applied Materials, Inc.	1,211,852
33,800	Avago Technologies, Ltd.	1,214,096
64,900	Broadcom Corp.	2,250,083
109,500	Ciena Corp. *	1,753,095
58,700	EMC Corp. *	1,402,343
81,700	Intel Corp.	1,785,145
39,300	International Business Machines Corp.	8,382,690
80,000	Qualcomm, Inc.	5,356,000
34,500	VeriFone Systems, Inc. *	713,460

		33,574,243

Energy Minerals - 4.4%
33,100	Chevron Corp.	3,932,942
11,900	Continental Resources, Inc. *	1,034,467
39,700	Marathon Petroleum Corp.	3,557,120
11,800	Occidental Petroleum Corp.	924,766

		9,449,295

Finance - 4.1%
19,400	ACE, Ltd.	1,726,018
14,400	Franklin Resources, Inc.	2,171,664
9,600	Goldman Sachs Group, Inc.	1,412,640
35,900	JPMorgan Chase & Co.	1,703,814
42,700	Marsh & McLennan Cos., Inc.	1,621,319

		8,635,455

Quantity	Name of Issuer	Fair Value ($)

Health Services - 3.2%
30,819	Express Scripts Holding Co. *	1,776,715
17,700	McKesson Corp.	1,910,892
54,300	UnitedHealth Group, Inc.	3,106,503

		6,794,110

Health Technology - 11.6%
16,800	Alexion Pharmaceuticals, Inc. *	1,547,952
20,000	Allergan, Inc.	2,232,600
19,400	Baxter International, Inc.	1,409,216
86,100	Bristol-Myers Squibb Co.	3,546,459
27,200	Celgene Corp. *	3,152,752
70,400	Gilead Sciences, Inc. *	3,444,672
3,000	Intuitive Surgical, Inc. *	1,473,570
21,800	Johnson & Johnson	1,777,354
89,600	Pfizer, Inc.	2,585,856
27,100	Stryker Corp.	1,768,004
23,500	Thermo Fisher Scientific, Inc.	1,797,515

		24,735,950

Industrial Services - 1.6%
34,200	Schlumberger, Ltd.	2,561,238
25,200	Seadrill, Ltd.	937,692

		3,498,930

Non-Energy Minerals - 0.7%
43,300	Freeport-McMoRan Copper & Gold, Inc.	1,433,230

Process Industries - 3.5%
13,000	CF Industries Holdings, Inc.	2,474,810
42,400	Ecolab, Inc.	3,399,632
15,100	Praxair, Inc.	1,684,254

		7,558,696

Producer Manufacturing - 9.2%
20,700	3M Co.	2,200,617
20,200	Caterpillar, Inc.	1,756,794
43,500	Danaher Corp.	2,703,525
26,250	Deere & Co.	2,256,975
7,000	Eaton Corp., PLC	428,750
34,900	Emerson Electric Co.	1,949,863
12,300	Flowserve Corp.	2,062,833
29,000	Honeywell International, Inc.	2,185,150
9,800	Precision Castparts Corp.	1,858,276
25,100	United Technologies Corp.	2,345,093

		19,747,876

Retail Trade - 9.5%
7,800	Amazon.com, Inc. *	2,078,622
11,000	Costco Wholesale Corp.	1,167,210
52,800	CVS Caremark Corp.	2,903,472
47,900	Dick’s Sporting Goods, Inc.	2,265,670
36,000	Home Depot, Inc.	2,512,080
19,200	Lululemon Athletica, Inc. *	1,197,120
50,800	Target Corp.	3,477,260

See accompanying notes to schedule of investments.

MARCH 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

58,800	TJX Cos., Inc.	2,748,900
26,500	Wal-Mart Stores, Inc.	1,982,995

		20,333,329

Technology Services - 14.3%
46,600	Accenture, PLC	3,540,202
22,500	Cognizant Technology Solutions Corp. *	1,723,725
10,500	Google, Inc. *	8,337,315
40,100	Informatica Corp. *	1,382,247
102,000	Microsoft Corp.	2,918,220
143,700	Oracle Corp.	4,647,258
4,500	priceline.com, Inc. *	3,095,685
6,700	Salesforce.com, Inc. *	1,198,161
30,937	Teradata Corp. *	1,810,124
25,000	VMware, Inc. *	1,972,000

		30,624,937

Transportation - 2.4%
24,800	Union Pacific Corp.	3,531,768
18,900	United Parcel Service, Inc.	1,623,510

		5,155,278

Quantity	Name of Issuer	Fair Value ($)

Utilities - 1.4%
41,000	Kinder Morgan, Inc.	1,585,880
33,900	Wisconsin Energy Corp.	1,453,971

		3,039,851

Total Common Stocks (cost: $147,968,611)		211,139,651

Total Investments in Securities - 98.8% (cost: $147,968,611)		211,139,651
Other Assets and Liabilities, net 1.2%		2,568,442

Total Net Assets - 100.0%		$213,708,093

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	211,139,651	—	—	211,139,651

Total:	211,139,651	—	—	211,139,651

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2013 is included with the Fund’s schedule of investments.

At March 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Large Cap Growth	$66,214,909	($3,043,869)	$63,171,040	$147,968,611

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Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 26, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	April 26, 2013